Voyage revenues: (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Trade accounts receivable	$ 97,192		$ 83,587
Other current assets	49,540		34,520
Deferred Revenue, Current	26,494		20,361
Revenues	638,564	$ 478,058
Charter In Vessels [Member]
Revenues	38,977	40,268
Sublease Income	20,521	17,754
Demurrage Income [Member]
Demurrage income	12,186	5,368
Voyage Charter Agreements [Member]
Trade accounts receivable	20,281		19,777
Deferred Revenue, Current	8,140		7,115
Revenue Contracts [Member]
Decrease in capitalized contract fulfilment costs	1,115
Other current assets	1,658		$ 2,772
Scrubber Revenue [Member]
Operating Lease, Lease Income	20,355	14,290
Vessels Operating in CCL Pool [Member]
Operating lease, Lease income	$ 0	$ 1,864